Basis of Presentation (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended										3 Months Ended	6 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Dec. 07, 2011	Jun. 24, 2012 11.00% First Lien Senior Secured Notes due 2016 [Member]	Oct. 05, 2011 11.00% First Lien Senior Secured Notes due 2016 [Member]	Jun. 24, 2012 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Maximum [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Maximum [Member]	Jun. 24, 2012 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Minimum [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Minimum [Member]	Jun. 24, 2012 Second lien senior secured notes [Member] Restatement Adjustment [Member]	Jun. 24, 2012 Second lien senior secured notes [Member] Restatement Adjustment [Member]
Basis of Presentation (Additional Textual) [Abstract]
Convertible senior notes states percentage									11.00%	11.00%	15.00%	15.00%	13.00%	13.00%
Amount of senior notes including interest obligation															$ 41,300,000	$ 41,300,000
Interest expense	$ 17,491,000	$ 12,910,000	$ 35,230,000	$ 23,626,000	$ 55,677,000	$ 40,117,000	$ 38,036,000								$ 1,300,000	$ 1,300,000
Basis of Presentation (Textual) [Abstract]
Number of week used for fiscal year every sixth year by entity			364 days
Number of week used for fiscal year every seventh year by entity			371 days
Reverse stock split			1 - for - 25		1 - for - 25
Common stock, shares outstanding	32,087,000		32,087,000		2,269,000	1,230,000		56,700,000
Shares of common stock held			25		25
Minimum percentage of ownership by domestic citizens subsidiary in shipping business			75.00%		75.00%